SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets Amortized on Straight-Line Basis over Useful Economic Lives (Details)	12 Months Ended
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Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
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